Schedule of Investments (unaudited) July 31, 2020	iShares® Interest Rate Hedged High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 97.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	816,209	$69,696,087

Total Investment Companies — 97.8% (Cost: $71,870,250)		69,696,087

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(b)	290,000	290,000

Total Short-Term Investments — 0.4% (Cost: $290,000)		290,000

Total Investments in Securities — 98.2% (Cost: $72,160,250)		69,986,087

Other Assets, Less Liabilities — 1.8%		1,269,427

Net Assets — 100.0%		$71,255,514

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$49,951,105	$—	$(49,960,971	)(b)	$18,399	$(8,533)	$—	—	$175,094	(c)	$—
BlackRock Cash Funds: Treasury,
SL Agency Shares	1,324,000	—	(1,034,000	)(b)	—	—	290,000	290,000	12,653		—
iShares iBoxx $ High Yield Corporate Bond ETF	111,613,267	839,070	(38,678,718)		(3,581,465)	(496,067)	69,696,087	816,209	3,493,013		—

					$(3,563,066)	$(504,600)	$69,986,087		$3,680,760		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
1.82%	Semi-annual	0.25%	Quarterly	N/A	12/09/21	$(22,036)	$(482,842)	$(370,218)	$(112,624)
2.38	Semi-annual	0.25	Quarterly	N/A	01/12/23	(11,135)	(599,000)	141,135	(740,135)
2.46	Semi-annual	0.25	Quarterly	N/A	01/12/25	(11,744)	(1,166,218)	78,288	(1,244,506)
1.44	Semi-annual	0.25	Quarterly	N/A	12/08/26	(138)	(9,639)	2,451	(12,090)
2.23	Semi-annual	0.25	Quarterly	N/A	12/09/26	(13,175)	(1,583,205)	419,190	(2,002,395)
3.25	Semi-annual	0.25	Quarterly	N/A	10/18/28	(1,062)	(243,237)	(212,382)	(30,855)
0.77	Semi-annual	0.25	Quarterly	N/A	04/01/30	(3,060)	(76,101)	(13,125)	(62,976)
0.86	Semi-annual	0.25	Quarterly	N/A	03/30/45	(10)	(211)	—	(211)

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
3.33%	Semi-annual	0.25%	Quarterly	N/A	10/24/48	$(10)	$(6,741)	$(14,278)	$7,537
0.87	Semi-annual	0.25	Quarterly	N/A	03/30/50	(10)	(268)	—	(268)

							$(4,167,462)	$31,061	$(4,198,523)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$69,696,087	$—	$—	$69,696,087
Money Market Funds	290,000	—	—	290,000

	$69,986,087	$—	$—	$69,986,087

Derivative financial instruments(a)
Assets
Swaps	$—	$7,537	$—	$7,537
Liabilities
Swaps	—	(4,206,060)	—	(4,206,060)

	$—	$(4,198,523)	$—	$(4,198,523)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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